Segmented Information	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segmented Information

NOTE 5. SEGMENTED INFORMATION

The Corporation operates primarily in Canada, the United States and certain international locations, in two industry segments; Contract Drilling Services and Completion and Production Services. Contract Drilling Services includes drilling rigs, directional drilling, procurement and distribution of oilfield supplies, and the manufacture, sale and repair of drilling equipment. Completion and Production Services includes service rigs, snubbing units, oilfield equipment rental, camp and catering services, and wastewater treatment units.

2018	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$1,396,492	$150,760	$—	$(6,063)	$1,541,189
Operating loss	(129,965)	(8,998)	(59,110)	—	(198,073)
Depreciation and amortization	334,555	23,879	7,226	—	365,660
Impairment of goodwill	207,544	—	—	—	207,544
Total assets	3,301,457	170,113	164,473	—	3,636,043
Goodwill	—	—	—	—	—
Capital expenditures	108,610	5,004	12,529	—	126,143

2017	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$1,173,930	$154,146	$—	$(6,852)	$1,321,224
Operating loss	(6,930)	(17,750)	(63,398)	—	(88,078)
Depreciation and amortization	334,587	29,638	13,521	—	377,746
Impairment of property, plant and equipment	15,313	—	—	—	15,313
Total assets	3,491,393	209,353	192,185	—	3,892,931
Goodwill	205,167	—	—	—	205,167
Capital expenditures	69,076	4,509	24,417	—	98,002

 A reconciliation of operating loss to loss before income taxes is as follows:

	2018	2017
Total segment operating loss	$(198,073)	$(88,078)
Add (deduct):
Foreign exchange	4,017	(2,970)
Finance charges	127,178	137,928
Loss (gain) on redemption and repurchase of unsecured senior notes	(5,672)	9,021
Loss before income taxes	$(323,596)	$(232,057)

The Corporation’s operations are carried on in the following geographic locations:

2018	Canada	United States	International	Eliminations	Total
Revenue	$571,640	$797,217	$191,131	$(18,799)	$1,541,189
Total assets	1,269,542	1,772,850	593,651	—	3,636,043

2017	Canada	United States	International	Eliminations	Total
Revenue	$578,817	$568,573	$190,401	$(16,567)	$1,321,224
Total assets	1,631,838	1,666,368	594,725	—	3,892,931